Net Defined Benefit Liabilities - Summary of Changes in the Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Interest income	₩ 6,494	₩ 12,017	₩ 10,458
Plan assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning	2,069,710	1,643,046
Interest income	38,590	35,386
Remeasurements:
Return on plan assets (excluding amounts included in interest income)	2,589	(2,537)
Benefits paid	(213,953)	(87,119)
Employer contributions	284,243	476,916
Changes in scope of consolidation	8,196	4,018
Ending	₩ 2,189,375	₩ 2,069,710	₩ 1,643,046